UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07692

Name of Fund:	Legg Mason Investors Trust, Inc.

Fund Address:	100 International Drive
Baltimore, MD 21202

Name and address of agent for service:	Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: October 31

Date of reporting period: January 31, 2010

Item 1 – Portfolio of Investments

LEGG MASON INVESTORS TRUST, INC.

LEGG MASON CAPITAL MANAGEMENT

AMERICAN LEADING COMPANIES TRUST

FORM N-Q

JANUARY 31, 2010

Quarterly Report to Shareholders 1

Portfolio of Investments

Legg Mason Capital Management American Leading Companies Trust

January 31, 2010 (Unaudited)

	Shares	Value
Common Stocks and Equity Interests — 99.8%
Consumer Discretionary — 6.1%
Media — 4.9%
CBS Corp.	230,000	$2,973,900
DIRECTV, Class A	20,000	607,000	A
Time Warner Cable Inc.	47,608	2,075,233
Time Warner Inc.	200,000	5,490,000

		11,146,133

Specialty Retail — 1.2%
The TJX Cos. Inc.	75,000	2,850,750

Consumer Staples — 7.2%
Beverages — 0.5%
PepsiCo Inc.	18,000	1,073,160

Food and Staples Retailing — 3.0%
Costco Wholesale Corp.	55,000	3,158,650
Safeway Inc.	120,000	2,694,000
Wal-Mart Stores Inc.	21,000	1,122,030

		6,974,680

Household Products — 0.5%
Procter and Gamble Co.	19,000	1,169,450

Tobacco — 3.2%
Altria Group Inc.	125,000	2,482,500
Philip Morris International Inc.	105,000	4,778,550

		7,261,050

Energy — 8.8%
Energy Equipment and Services — 6.3%
Baker Hughes Inc.	73,000	3,305,440
National Oilwell Varco Inc.	70,000	2,863,000
Noble Corp.	88,000	3,548,160
Transocean Ltd.	55,000	4,660,700	A

		14,377,300

Oil, Gas and Consumable Fuels — 2.5%
Apache Corp.	31,000	3,061,870
Chesapeake Energy Corp.	50,000	1,239,000
Exxon Mobil Corp.	20,000	1,288,600

		5,589,470

Financials — 17.8%
Capital Markets — 4.4%
Morgan Stanley	100,000	2,678,000
State Street Corp.	70,000	3,001,600
The Goldman Sachs Group Inc.	29,000	4,312,880

		9,992,480

2 Quarterly Report to Shareholders

Portfolio of Investments - Continued

Legg Mason Capital Management American Leading Companies Trust - Continued

	Shares	Value
Financials — Continued
Commercial Banks — 1.1%
Wells Fargo & Co.	87,500	$2,487,625

Consumer Finance — 2.1%
Capital One Financial Corp.	130,000	4,791,800

Diversified Financial Services — 3.6%
Bank of America Corp.	105,000	1,593,900
JPMorgan Chase and Co.	170,000	6,619,800

		8,213,700

Insurance — 6.6%
Aflac Inc.	75,000	3,632,250
Hartford Financial Services Group Inc.	155,000	3,718,450
MetLife Inc.	92,000	3,249,440
Prudential Financial Inc.	89,500	4,474,105

		15,074,245

Health Care — 12.9%
Biotechnology — 1.9%
Amgen Inc.	73,000	4,269,040	A

Health Care Equipment and Supplies — 1.7%
Stryker Corp.	75,000	3,894,000

Health Care Providers and Services — 6.6%
Aetna Inc.	40,000	1,198,800
UnitedHealth Group Inc.	225,000	7,425,000
WellPoint Inc.	100,000	6,372,000	A

		14,995,800

Pharmaceuticals — 2.7%
Johnson and Johnson	70,000	4,400,200
Pfizer Inc.	100,000	1,866,000

		6,266,200

Industrials — 16.1%
Aerospace and Defense — 5.6%
General Dynamics Corp.	62,000	4,144,700
Lockheed Martin Corp.	42,000	3,129,840
The Boeing Co.	40,000	2,424,000
United Technologies Corp.	45,000	3,036,600

		12,735,140

Airlines — 5.7%
Delta Air Lines Inc.	300,000	3,669,000	A
UAL Corp.	770,000	9,417,100	A

		13,086,100

Quarterly Report to Shareholders 3

	Shares	Value
Industrials — Continued
Electrical Equipment — 0.7%
Emerson Electric Co.	40,000	$1,661,600

Industrial Conglomerates — 1.9%
General Electric Co.	265,000	4,261,200

Machinery — 2.2%
Caterpillar Inc.	95,000	4,962,800

Information Technology — 24.8%
Communications Equipment — 4.4%
Cisco Systems Inc.	110,000	2,471,700	A
Nokia Oyj - ADR	485,000	6,639,650
QUALCOMM Inc.	25,000	979,750

		10,091,100

Computers and Peripherals — 8.9%
EMC Corp.	290,000	4,834,300	A
Hewlett-Packard Co.	174,000	8,190,180
International Business Machines Corp.	60,000	7,343,400

		20,367,880

Internet Software and Services — 4.1%
eBay Inc.	290,000	6,675,800	A
Yahoo! Inc.	180,000	2,701,800	A

		9,377,600

IT Services — 1.0%
Accenture PLC	57,000	2,336,430

Semiconductors and Semiconductor Equipment — 2.6%
Texas Instruments Inc.	260,000	5,850,000

Software — 3.8%
Microsoft Corp.	307,000	8,651,260

Materials — 1.8%
Metals and Mining — 1.8%
United States Steel Corp.	90,000	3,998,700

Telecommunication Services — 2.8%
Diversified Telecommunication Services — 1.2%
AT&T Inc.	110,000	2,789,600

Wireless Telecommunication Services — 1.6%
Sprint Nextel Corp.	1,100,000	3,608,000	A

Utilities — 1.5%
Independent Power Producers and Energy Traders — 1.5%
The AES Corp.	275,000	3,473,250	A

Total Common Stocks and Equity Interests (Cost — $170,200,931)		227,677,543

4 Quarterly Report to Shareholders

Portfolio of Investments - Continued

Legg Mason Capital Management American Leading Companies Trust - Continued

Total Investments — 99.8% (Cost — $170,200,931#)	$227,677,543
Other Assets Less Liabilities — 0.2%	379,929

Net Assets — 100.0%	$228,057,472

A	Non-income producing.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR — American Depositary Receipt

Notes to Portfolio of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Capital Management American Leading Companies Trust (the “Fund”) is a separate series of Legg Mason Investors Trust, Inc. (“Corporation”) registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end, diversified investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 ("ASC Topic 820"). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks and equity interests†	$227,677,543	—	—	$227,677,543

†	See Portfolio of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day,

5

Notes to Portfolio of Investments (unaudited) (continued)

the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$75,061,643
Gross unrealized depreciation	(17,585,031)

Net unrealized appreciation	$57,476,612

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended January 31, 2010, the Fund did not invest in any derivative instruments.

6

Item 2 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Investors Trust, Inc.

By:	/s/ David R. Odenath
David R. Odenath
President, Legg Mason Investors Trust, Inc.
Date: March 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David R. Odenath
David R. Odenath
President, Legg Mason Investors Trust, Inc.
Date: March 23, 2010

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer and Treasurer, Legg Mason Investors Trust, Inc.
Date: March 23, 2010